Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, McIntosh Commercial Bank (Parenthetical) (Detail) (McIntosh Commercial Bank, USD $)	Mar. 26, 2010
Business Acquisition [Line Items]
Average discount rate	1.50%
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 316,233,077
Discount For Assuming Liabilities
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 53,000,000